Inventories, Net (Tables)	12 Months Ended
Mar. 31, 2025
Inventories, Net [Abstract]
Schedule of Inventories, Net

Inventories, net consist of the following:

	As of March 31,
	2024	2025	2025
	S$	S$	US$
Goods in transit	659,367	896,791	667,007
Inventories	6,394,991	7,472,866	5,558,101
Less: Allowance for inventories write-down	(804,463)	(791,609)	(588,776)
Inventories, net	6,249,895	7,578,048	5,636,332